Organization and Principal Activities (Details)						1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 22, 2025 $ / shares shares	Sep. 19, 2025 shares	Mar. 28, 2024 $ / shares shares	Oct. 04, 2023 USD ($)	Oct. 21, 2020 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2021 EUR (€)	Sep. 30, 2025 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 16, 2025	Oct. 09, 2024 $ / shares	Oct. 07, 2024 shares	Apr. 05, 2024 shares	Nov. 30, 2021 $ / shares	Nov. 03, 2021
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value per share (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock price (in Dollars per share) | $ / shares						$ 0.0081									$ 1
Disposition of subsidiaries (in Dollars) | $				$ 33,165						$ 33,165
Shares issued and sold						289,104,000
Gross proceed (in Dollars) | $						$ 2,339,937
Common stock, shares authorized								700,000,000	700,000,000	700,000,000
Preferred stock, shares authorized								30,000,000	30,000,000	30,000,000
Forward stock spilt								10	10
Common stock, shares outstanding									8,575,547	8,575,547
Common stock, shares issued									8,575,686	8,575,686
Reverse stock split									As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split
Reverse Stock Split [Member]
Organization and Principal Activities [Line Items]
Common stock, shares outstanding		34
Common stock, shares issued		34
Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value per share (in Dollars per share) | $ / shares					$ 0.0001
Mr. Huihe Zheng [Member]
Organization and Principal Activities [Line Items]
Sale of stock price (in Dollars per share) | $ / shares												$ 0.1
Restricted Stock Units (RSUs) [Member]
Organization and Principal Activities [Line Items]
Stock split			-for-1
Reverse stock split		-for-34						-for-34
QDM BVI [Member]
Organization and Principal Activities [Line Items]
Shares issued					30,000
Price per share (in Dollars per share) | $ / shares			$ 0.0001
Common stock, par value per share (in Dollars per share) | $ / shares			$ 0.0001			$ 0.0001
Consideration value (in Euro) | €							€ 5,000
QDM International Inc [Member]
Organization and Principal Activities [Line Items]
Voting rights percentage			60.90%						60.90%
QDM International Inc [Member] | Reverse Stock Split [Member]
Organization and Principal Activities [Line Items]
Voting rights percentage											93.60%
Minimum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized			200,000,000
Preferred stock, shares authorized			5,000,000										2,000,000
Common stock, shares outstanding								29,156,393	29,156,393					29,156,393
Common stock, shares issued								29,156,393	29,156,393					29,156,393
Minimum [Member] | Reverse Stock Split [Member]
Organization and Principal Activities [Line Items]
Common stock, shares outstanding		8,577,679
Common stock, shares issued		8,577,679
Maximum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized			700,000,000
Preferred stock, shares authorized			30,000,000										10,000,000
Common stock, shares outstanding								291,563,930	291,563,930					291,563,930
Common stock, shares issued								291,563,930	291,563,930					291,563,930
Maximum [Member] | Reverse Stock Split [Member]
Organization and Principal Activities [Line Items]
Common stock, shares outstanding		291,563,930
Common stock, shares issued		291,563,930
Series C Convertible Preferred Stock [Member] | QDM Holdings Limited [Member]
Organization and Principal Activities [Line Items]
Shares issued					900,000
Series C Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 0.0001
Convertible preferred stock shares	58,507				11
Common stock, shares outstanding
Common stock, shares issued
Adjusted conversion rate (in Dollars per share) | $ / shares	$ 0.11
Series C Preferred Stock [Member] | Mr. Huihe Zheng [Member]
Organization and Principal Activities [Line Items]
Convertible preferred stock shares	531,886
Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, shares outstanding	8,636,186
Common stock, shares issued	8,636,186							8,636,186	291,563,930
QDMI Software Group Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percentage																100.00%
LGL [Member]
Organization and Principal Activities [Line Items]
Ownership percentage															100.00%
QDMS [Member]
Organization and Principal Activities [Line Items]
Ownership percentage															100.00%